COMMITMENTS (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Future minimum equipment lease payments
December 31, 2016	$ 2,000	$ 2,600
December 31, 2017	2,600	2,600
December 31, 2018	800	800
Total	$ 5,400	$ 6,000